Discontinued Operations - Summary of Net Loss From Discontinued Operations (Parenthetical) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Increased annuaI inflation rate		3.00%
Discontinued Operations | Plasma-derived Therapeutic Activities
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of subsidiary	$ 39,457
Percentage Of Proceeds From Subsidiaries Net	30.00%
Prepayment made for R&D services	$ 6,357